FINANCIAL INSTRUMENTS (Details 4) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Biological asset	$ 1,596,912	$ 1,642,990	$ 2,109,424
Warrants asset	4,855,795	1,761,382	1,361,366
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Derivative liability	12,504,175	7,471,519	7,808,500
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Biological asset	1,554,622	1,723,342
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Warrants asset	$ 4,855,795	$ 1,761,382	$ 1,361,366